Schedule of Contract Liabilities (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Other Liabilities Disclosure [Abstract]
Balance, beginning of the year	$ 265,094	£ 209,726
Addition	200,128	158,329	209,726
Recognized to revenue during the year	(265,094)	(209,726)
Balance, ending of the year	$ 200,128	£ 158,329	£ 209,726